CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS	12 Months Ended
Dec. 31, 2025
CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS [Abstract]
CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS
4. CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS
The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgements, estimates and assumptions that affect the application of policies and amounts reported in the consolidated financial statements and accompanying notes. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about the carrying value of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

The critical accounting estimates and judgments that we believe to have the most significant impact on our consolidated financial statements are described below.

CONTINGENT CONSIDERATION RELATING TO BUSINESS COMBINATIONS
Contingent consideration is a contractual obligation resulting from purchase of a business from third parties and is measured at fair value at the date of acquisition. If an obligation to pay contingent consideration that meets a definition of financial instrument is classified as equity, then it is not remeasured and settlement is accounted in equity. Otherwise, contingent consideration is remeasured at fair value at each reporting date and subsequent changes in the fair value of the contingent consideration are recognized in profit or loss. The Group valued contingent consideration using an option approach methodology.

ACCOUNTING FOR BUSINESS COMBINATIONS
The Company is required to allocate the acquisition cost of entities and activities through business combinations on the basis of the fair value of the acquired assets and assumed liabilities. The Company uses external valuations to determine the fair value. The valuations include management estimates and assumptions as to future cash flow projections from the acquired business and selection of models to compute the fair value of the acquired components and their amortization period. Estimates made by management influence the amounts of the acquired assets and assumed liabilities and the depreciation and amortization of acquired assets in profit or loss (See Note 5).
ACCOUNTING FOR ASSETS ACQUISITIONS
As amended, IFRS 3 defines a business as an integrated set of activities and assets, which must include at a minimum an input and a substantive process that together significantly contribute to the ability to create output. Entities are also allowed to perform an optional concentration test. If substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar assets, the acquired integrated set does not constitute a business.
During the year ended December 31, 2025, the Group did not make any separate acquisitions of intellectual property or other assets.

During the year ended December 31, 2024, the Group made separate acquisitions of intellectual property consisting of domain names and related assets, as disclosed in Note 8.

On April 1, 2024, the Company’s wholly owned subsidiaries, GDC Media Limited and GDC UKGB Limited, as purchasers, acquired from XL Media PLC and XL Media Publishing Limited, as sellers, Freebets.com and related assets (the “Freebets.com Assets”). The Company guaranteed certain payment obligations in connection with the acquisition of the Freebets.com Assets. Management performed an assessment of the application of IFRS 3, ‘Business Combinations’ in concluding whether the acquisition meets the definition of a business. The Company concluded the acquired assets did not meet the definition of a business, and, therefore, the acquisition was accounted for as an asset acquisition. The consideration has been allocated on a fair value basis to domain names, customer contracts and content assets as disclosed in Note 8.

Amounts committed on acquisition of the Freebets.com Assets consist of contractual obligations resulting from the purchase of such intangible assets. Some of the obligations have a predetermined value, while others include future payments of performance-based amounts. These obligations are further referred to as deferred and contingent consideration respectively. The contingent consideration is measured at fair value, which is determined on the date of purchase and subsequently, at each reporting date, by calculating the expected cash outflow. Subsequent movement in contingent consideration related to asset acquisitions are capitalized as part of the related intangible assets. As of December 31, 2024, the contingent consideration relating to the acquisition of the Freebets.com Assets acquired became fixed since the performance period elapsed. As a result, the liability was presented as deferred consideration (See Note 16).
INDEFINITE LIFE INTANGIBLE ASSETS
The acquired domain names, together with the related assets, are assigned an indefinite useful life when there is evidence based on the analysis of the applicable market trends and circumstances, management plans, expected usage and information about the ongoing cash inflows that the asset will be able to generate cash flows to the Group for an indefinite period. Indefinite-life intangibles are not amortized but are tested for impairment annually as of December 31. In addition, the Group reassesses in each period the assumptions underlying the useful life of indefinite-life intangible assets and assigns such assets a finite life if indicated by changes in the applicable facts and circumstances. Finite-life domain names and the related assets are amortized using the straight-line method over the estimated period during which they are expected to continue to generate cash flows for the Group.
During the years ended December 31, 2025 and 2024, the Group had domain name intangibles with an indefinite useful life and the aggregate carrying value of $108,508 and $108,486, respectively. The Group also had one finite-life mobile apps intangible asset, which was amortized over its useful life of 4 years; the asset was fully amortized as of December 31, 2025. At December 31, 2025 and 2024, the Group has concluded no changes to the useful lives of these assets were necessary.
Intangible assets with an indefinite useful life are tested for impairment annually at December 31. For the purposes of impairment assessment, assets are grouped at the lowest level which generates cash inflows that are largely independent of the cash inflows of the remaining assets (cash-generating units). Through December 31, 2025, substantially all of the Group’s cash inflows have been generated from digital marketing assets, fantasy data assets, sports data and ticketing assets. The Group determined it has four cash-generating units.
The recoverable amount of the cash-generating units is determined with value in use calculations using the DCF model. The cash flows are derived from the budget and the recoverable amount is sensitive to the discount rate used for the DCF model as well as the expected future cash-inflows and the growth rate used for extrapolation purposes.
The Group concluded that the recoverable amount is significantly in excess of the assets’ carrying amount for Digital Marketing CGU and Fantasy Data CGU, and accordingly a sensitivity analysis in this regard is not disclosed. For Sports Data CGU and Ticketing CGU, the management identified that the headroom between the carrying amount and the recoverable amount at the reporting date is lower than that observed for other CGUs. Therefore, a sensitivity analysis was performed to evaluate the robustness of the impairment assessment to reasonable possible changes in key assumptions. The Group concluded no impairment charges were necessary at the CGU level. The key assumptions used to determine the recoverable amount for the different CGUs, including a sensitivity analysis, are disclosed and further explained in Note 8.
When a triggering event arises, it may be necessary to test an asset for impairment at an individual asset level. This is the case when the asset’s fair value less costs to sell and value in use are both negligible. As of December 31, 2025, the Group identified indicators of impairment for certain Finnish domains with indefinite useful life, that are part of the Digital Marketing CGU. These assets were separately assessed for impairment and further details are disclosed in Note 8. As of December 31, 2024, no intangible assets met the criteria to be tested at the individual asset level.
CAPITALIZATION AND IMPAIRMENT OF INTERNALLY DEVELOPED INTANGIBLE ASSETS
Management reviews expenditures, including wages and benefits for employees, incurred on development activities and based on their judgment of the costs incurred assesses whether the expenditure meets the capitalization criteria set out in IAS 38 and the intangible assets accounting policy within the notes to our consolidated financial statements. Management considers if additional expenditure on projects relates to maintenance or a new development project (see Note 2 for further details). In addition, the useful life of capitalized development costs is determined by management at the time the software is brought into use and is regularly reviewed for appropriateness. For unique software products we control and develop, the life is based on historical experience with similar products as well as anticipation of future events, which may impact their useful economic life, such as changes in technology. Management reviews intangible assets at each reporting period to determine potential impairment whenever events or changes in circumstances indicate that the carrying amount of an intangible asset may not be fully recoverable. Recoverability is measured by comparing the carrying amount of the intangible asset with the future undiscounted cash flows the asset is expected to generate. Management must make estimates related to future cash flows and discount rates that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted. If such assets are considered impaired, an impairment loss would be measured by comparing the amount by which the carrying value exceeds the fair value of the intangible asset.
SHARE-BASED PAYMENTS
Management determines costs for share-based payments using market-based valuation techniques.
The fair value of the equity-classified options, restricted share awards and warrants are determined at the date of grant using the Black-Scholes option pricing model, Finnerty model or Monte Carlo simulation, as applicable.
Assumptions are made and judgments are used in applying valuation techniques. Such judgments and assumptions are inherently uncertain. Changes in these assumptions affect the fair value estimates. For options and warrants valued using the Black-Scholes option pricing model, these assumptions and judgments include estimating the future volatility of the stock price, risk-free interest rate, expected dividend yield, expected term, future employee turnover rates and future employee stock option exercise behaviors and corporate performance. For restricted share awards valued using the Finnerty model these assumptions and judgments include: estimating the future volatility of the stock price, risk-free interest rate, expected dividend yield, and length of holding period. For options valued using a Monte Carlo simulation these assumptions and judgments include: estimating the future volatility of the stock price, risk-free interest rate, expected dividend yield, holding restriction discount, and expected time to vest.
See Note 14 for additional information on the valuation of options and warrants.

DERIVATIVE FINANCIAL INSTRUMENTS
Derivatives are initially measured at fair value. After initial recognition, derivatives are remeasured to their fair value at each reporting date. The resulting gain or loss is recognized in profit or loss immediately unless the derivative is designated as a hedging instrument, in which event the timing of the recognition in profit or loss depends on the nature of the hedge relationship. A derivative with a positive fair value is recognized as a financial asset whereas a derivative with a negative fair value is recognized as a financial liability. A derivative is presented as a non-current asset or a non-current liability if the remaining maturity of the instrument is more than 12 months and it is not due to be realized or settled within 12 months. Other derivatives are presented as current assets or current liabilities.

TAXATION
Deferred tax assets are recognized to the extent that it is probable future taxable profits will be available against which the temporary differences can be utilized. The key areas are that the capital allowances to which the deferred tax asset relate will be accepted by the relevant tax authorities and whether it is probable that there will be suitable taxable profits against which any deferred tax assets can be utilized. The deferred tax asset recognized as of December 31, 2025 was based on management’s performance projections for 2026 – 2030. The deferred tax asset recognized as of December 31, 2024 was based on management’s performance projections for 2025 – 2029. We operate in a number of tax jurisdictions around the world. Judgment is required in respect of the interpretation of state, federal and international tax law and practices as e-commerce and tax continues to evolve. We file our tax returns and duty calculations and estimate our tax provisions based on current tax rules and practices and our transfer pricing policy, together with advice received from professional advisors and believe that our accruals for tax liabilities are adequate.
In January 2025 and 2022, the Group acquired OddsJam (Note 5) and Roto Sports, Inc. (Note 2), respectively, which resulted in recognition of a deferred tax liability on a temporary difference in fair value and tax base of intangible assets acquired as a part of the business combinations. As of December 31, 2025 and 2024, the deferred tax liability was partly offset by a deferred tax asset recognized on taxable losses from the U.S.-based operations following the acquisition. The balances are presented on a net basis only when they relate to the same tax jurisdiction in the consolidated statement of financial position as of December 31, 2025 and 2024.
Deferred tax is the tax expected to be payable or recoverable on differences between the carrying amounts of assets and liabilities in the financial information and the corresponding tax bases used in the computation of taxable profit and is accounted for using the balance sheet liability method. Deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilized.
Deferred tax is calculated at the tax rates that are expected to apply to the period when the asset is realized, or the liability is settled based upon tax rates that have been enacted or substantively enacted by the Consolidated Statement of Financial Position date. Deferred tax is charged or credited in the Consolidated Statements of Comprehensive (Loss) Income.
The carrying amount of deferred tax assets is reviewed at each Consolidated Statement of Financial Position date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.